Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of repurchase transactions [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 115,082,633	$ 398,928,496
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	$ 0	$ 630,222